Deposits - Summary of Company's Deposits by Category (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Banking and Thrift [Abstract]
Non-interest bearing demand deposits	$ 435,055	$ 291,658	$ 240,955
Interest-bearing demand deposits	120,197	84,837	68,193
Savings and money market accounts	1,970,093	1,251,842	774,571
Time deposits	1,432,921	1,165,196	1,106,621
Total deposits	3,958,266	2,793,533	2,190,340
Time deposits $100,000 and greater	905,529	674,172	560,500
Time deposits $250,000 and greater	$ 277,150	$ 216,309	$ 129,000